Subordinated liabilities - Schedule of changes in subordinated liabilities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Balance at beginning of year	€ 35,813	€ 30,912	€ 25,926
Net inclusion of entities in the Group	0	0	(40)
Issuances	2,287	7,001	7,007
Redemptions and repurchases	(7,110)	(2,572)	(1,781)
Exchange differences and other movements	(1,703)	472	(200)
Balance at end of year	29,287	35,813	30,912
Net issuances, redemptions and repurchases	4,823
Interest paid in remuneration of issuances	1,560
Banco Santander (Brasil) S.A.
Financial instruments
Issuances	375	1,338	1,112
Banque Stellantis France
Financial instruments
Issuances	0	25	150
Redemptions and repurchases	0	0	(78)
Santander UK Group Holdings plc
Financial instruments
Redemptions and repurchases	(352)	0	0
Santander Bank Polska S.A.
Financial instruments
Redemptions and repurchases	0	(100)	0
Santander UK plc
Financial instruments
Redemptions and repurchases	0	0	(702)
Banco Santander, S.A.
Financial instruments
Issuances	1,862	5,625	5,610
Redemptions and repurchases	€ (6,754)	€ (2,433)	€ (1,000)